EMPLOYEE BENEFITS (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2011
Non U.S. Pension Plans
Weighted average assumptions used to determine the benefit obligations:
Discount rate (as a percent)	3.02%	2.25%
Discount rate used to adjust for time value of money for retirement and postretirement plans (as a percent)	2.94%	3.00%
Weighted average assumptions used to determine the net periodic benefit costs:
Discount rate (as a percent)	2.25%	2.75%	3.00%
Rate of compensation increase (as a percent)	3.00%	3.50%	3.50%
Expected return on assets (as a percent)	3.14%	3.75%	4.75%
Japanese Non-U.S. Pension Plans
Discount Rate Methodology
Projected benefit obligation to total projected benefit obligations (as a percent)	62.00%	76.00%
Weighted average discount rate (as a percent)	1.70%	1.50%
U.S. Pension Plans
Weighted average assumptions used to determine the benefit obligations:
Discount rate (as a percent)	4.62%	5.50%
Discount rate used to adjust for time value of money for retirement and postretirement plans (as a percent)	4.00%	4.00%
Discount rate used to adjust for time value of money for retirement and postretirement plans (as a percent)				4.50%
Discount rate used to adjust for time value of money for excess plan (as a percent)				4.25%
Weighted average assumptions used to determine the net periodic benefit costs:
Discount rate (as a percent)	5.50%	6.00%	6.00%
Rate of compensation increase (as a percent)	4.00%	4.00%	4.25%
Expected return on assets (as a percent)	7.50%	7.75%	7.75%
Discount Rate Methodology
Discount rate rounded to the nearest basis point (as a percent)	0.25%
Discount rate (as a percent)	4.62%	5.50%
Non U.S. Postretirement Plans
Weighted average assumptions used to determine the benefit obligations:
Discount rate (as a percent)	4.19%	4.00%
Discount rate used to adjust for time value of money for retirement and postretirement plans (as a percent)	3.61%	3.00%
Effect of one percent point change in the assumed healthcare cost trend rate on postretirement benefit obligations
One percent increase	11	8
One percent decrease	(8)	(6)
Weighted average assumptions used to determine the net periodic benefit costs:
Discount rate (as a percent)	4.00%	3.75%	3.50%
Rate of compensation increase (as a percent)	3.00%	3.75%	3.25%
U.S. Postretirement Plans
Weighted average assumptions used to determine the benefit obligations:
Discount rate (as a percent)	4.51%	5.25%
Interest rate used to adjust for time value of money for post-retirement plan (as a percent)				4.50%
Assumed health care cost trend rates
Ultimate rate to which cost increase is assumed to decline (as a percent)	4.50%	4.50%
Effect of one percent point change in the assumed healthcare cost trend rate on postretirement benefit obligations
One percent increase	3	4
One percent decrease	(3)	(3)
Weighted average assumptions used to determine the net periodic benefit costs:
Discount rate (as a percent)	5.25%	5.75%	6.00%
U.S. Postretirement Plans | Medical (before age 65)
Assumed health care cost trend rates
Ultimate rate to which cost increase is assumed to decline (as a percent)	7.59%	7.75%
Year in which the ultimate trend rate is reached:	2027	2027
U.S. Postretirement Plans | Medical (age 65 and older)
Assumed health care cost trend rates
Ultimate rate to which cost increase is assumed to decline (as a percent)	6.88%	7.00%
Year in which the ultimate trend rate is reached:	2027	2027